Transactions with Related Parties	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Transactions with Related Parties

3.	Transactions with Related Parties:

The following transactions with related parties occurred during the nine–month periods ended September 30, 2017 and 2018.

(a)	Maritime:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive loss:

	Nine Months Ended September 30,
	2017	2018
Included in Voyage related costs and commissions
Charter hire commissions	$279	$262

Included in Management fees, related parties
Ship-management fees	532	538

Included in General and administrative expenses
Administration fees	1,197	1,210

Total	$2,008	$2,010

As of December 31, 2017 and September 30, 2018, the balances due to Maritime were $2,125 and $7,471, respectively, and are included in Due to related parties in the accompanying consolidated balance sheets. The balances with Maritime are interest free and with no specific repayment terms.

The ship-management fees and the administration fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the head management agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the ship-management fees and the administration fees, which both will remain, for the particular calendar year, as per the previous calendar year. Effective January 1, 2018, the ship-management fees and the administration fees were increased by 1.12% in line with the average inflation rate in Greece in 2017.

(b)	Maritime Investors Corp. (“Maritime Investors”):

The promissory note dated October 28, 2015, bore interest at a rate of 2.75% per annum payable quarterly in arrears in cash or additional shares of the Company, at a price per share based on a five day volume weighted average price, at the Company’s discretion. On March 7, 2017, the Company agreed with Maritime Investors to extend the maturity of the promissory note, at the same terms and at no additional cost to the Company. The maturity of the promissory note, as amended, was January 2019. On December 29, 2017, the promissory note was amended and restated, pursuant to which (i) the outstanding principal balance increased from $2,500 to $5,000, (ii) the maturity date was extended to June 15, 2019 and, (iii) the fixed interest rate was increased to 4.00% per annum, payable only in cash. In exchange for entering into the third amendment, the Company reduced the outstanding balance due to Maritime by $2,500. In addition, on June 29, 2018, the Company entered into an amendment to the promissory note, pursuant to which (i) the maturity date was extended to March 31, 2020, and (ii) the fixed interest rate was increased to 4.5% per annum, effective from July 1, 2018 until maturity. The amount of $5,000 is separately reflected in the accompanying consolidated balance sheets under non-current liabilities.

Interest charged on the promissory note for the nine months ended September 30, 2017 and 2018, amounted to $51 and $156, respectively, and is included in Interest and finance costs, net in the accompanying unaudited interim consolidated statement of comprehensive loss.